Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy
For the Years Ended December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Share-based liabilities	—	—	—	—
Warrant liabilities	—	—	14,291	14,291

	For the Years Ended December 31, 2021
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Share-based liabilities	—	—	3,874	3,874
Warrant liabilities	—	—	11,211	11,211

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.

Schedule of warrant’s fair value
	For the years ended December 31,
	2021	2022
	RMB	RMB
Risk-free interest rate	1.14% – 1.17%	4.01% – 4.75%
Volatility	107.68%	36.78% – 44.74%
Dividend yield	—	—
Life of warrants (in years)	3.88 – 4.09	0.56 – 6.07
Fair value of underlying ordinary shares*	87.98	10.31

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.

For the years ended December 31,
2021
RMB
Risk-free interest rate	2.24% – 2.37%
Volatility	30% – 45%

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.